Exhibit 99
Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	41
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,420,298,372.26	56,550		56.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$288,300,000.00	0.63%		May 15, 2017
Class A-2a Notes	$275,000,000.00	1.08%		March 15, 2019
Class A-2b Notes	$185,200,000.00	2.50513%	*	March 15, 2019
Class A-3 Notes	$382,000,000.00	1.33%		October 15, 2020
Class A-4 Notes	$120,480,000.00	1.52%		August 15, 2021
Class B Notes	$39,510,000.00	1.85%		September 15, 2021
Class C Notes	$26,340,000.00	2.14%		October 15, 2022
Total	$1,316,830,000.00
		* One-month LIBOR + 0.31%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$510,950.82

Principal:
Principal Collections	$10,960,628.01
Prepayments in Full	$4,738,774.88
Liquidation Proceeds	$93,742.81
Recoveries	$70,515.29
Sub Total	$15,863,660.99
Collections	$16,374,611.81

Purchase Amounts:
Purchase Amounts Related to Principal	$309,741.33
Purchase Amounts Related to Interest	$1,021.22
Sub Total	$310,762.55

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$16,685,374.36

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	41
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$16,685,374.36
Servicing Fee	$182,788.32	$182,788.32	$0.00	$0.00	$16,502,586.04
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,502,586.04
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$16,502,586.04
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$16,502,586.04
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$16,502,586.04
Interest - Class A-4 Notes	$144,606.42	$144,606.42	$0.00	$0.00	$16,357,979.62
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,357,979.62
Interest - Class B Notes	$60,911.25	$60,911.25	$0.00	$0.00	$16,297,068.37
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,297,068.37
Interest - Class C Notes	$46,973.00	$46,973.00	$0.00	$0.00	$16,250,095.37
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,250,095.37
Regular Principal Payment	$15,153,005.27	$15,153,005.27	$0.00	$0.00	$1,097,090.10
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,097,090.10
Residual Released to Depositor	$0.00	$1,097,090.10	$0.00	$0.00	$0.00
Total		$16,685,374.36

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$15,153,005.27
Total					$15,153,005.27
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$15,153,005.27	$125.77	$144,606.42	$1.20	$15,297,611.69	$126.97
Class B Notes	$0.00	$0.00	$60,911.25	$1.54	$60,911.25	$1.54
Class C Notes	$0.00	$0.00	$46,973.00	$1.78	$46,973.00	$1.78
Total	$15,153,005.27	$11.51	$252,490.67	$0.19	$15,405,495.94	$11.70

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	41

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$114,162,961.88	0.9475677	$99,009,956.61	0.8217958
Class B Notes	$39,510,000.00	1.0000000	$39,510,000.00	1.0000000
Class C Notes	$26,340,000.00	1.0000000	$26,340,000.00	1.0000000
Total	$180,012,961.88	0.1367017	$164,859,956.61	0.1251946

Pool Information
Weighted Average APR	2.774%	2.780%
Weighted Average Remaining Term	23.35	22.56
Number of Receivables Outstanding	22,754	21,839
Pool Balance	$219,345,988.80	$203,115,920.75
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$206,349,444.81	$191,196,439.54
Pool Factor	0.1544366	0.1430093

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,101,491.86
Targeted Credit Enhancement Amount	$7,101,491.86
Yield Supplement Overcollateralization Amount	$11,919,481.21
Targeted Overcollateralization Amount	$38,255,964.14
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$38,255,964.14

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,101,491.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,101,491.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,101,491.86

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	41
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		78	$127,181.02
(Recoveries)		145	$70,515.29
Net Loss for Current Collection Period			$56,665.73
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3100%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3686%
Second Prior Collection Period			0.5507%
Prior Collection Period			0.8652%
Current Collection Period			0.3219%
Four Month Average (Current and Prior Three Collection Periods)			0.5266%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,747	$15,376,909.57
(Cumulative Recoveries)			$2,623,293.95
Cumulative Net Loss for All Collection Periods			$12,753,615.62
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.8980%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,103.79
Average Net Loss for Receivables that have experienced a Realized Loss			$3,403.69

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.02%	315	$4,099,895.65
61-90 Days Delinquent	0.22%	32	$450,847.22
91-120 Days Delinquent	0.04%	6	$82,839.68
Over 120 Days Delinquent	0.30%	43	$600,115.34
Total Delinquent Receivables	2.58%	396	$5,233,697.89

Repossession Inventory:
Repossessed in the Current Collection Period		11	$124,850.47
Total Repossessed Inventory		19	$267,786.33

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3344%
Prior Collection Period			0.3560%
Current Collection Period			0.3709%
Three Month Average			0.3538%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5582%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	41

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer